Total
T. Rowe Price Target 2055 Fund
Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Target 2055 Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Target 2055 Fund		Investor Class	I Class	Advisor Class
Management fees	[1],[2]	0.63%	0.45%	0.63%
Distribution and service (12b-1) fees		none	none	0.25%
Other expenses		none	none	none
Total annual fund operating expenses	[2]	0.63%	0.45%	0.88%
[1]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[2]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Target 2055 Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 64	$ 46	$ 90
3 Years	202	144	281
5 Years	350	251	486
10 Years	$ 777	$ 557	$ 1,075

Supplement to Prospectus Dated October 1, 2020, as supplemented

The fund pays T. Rowe Price an all-inclusive management fee that covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the T. Rowe Price Target Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date.

Effective July 1, 2021, the contractual fee schedule for the T. Rowe Price Target Funds will be revised to reflect reductions to the all-inclusive management fee across all years of the fee schedule.

To reflect the new management fee rate, effective July 1, 2021, the fee table and expense example in section 1 are revised as follows: